Financial Risk Management and Fair Values of Financial Instruments - Schedule of Movement of Expected Credit Losses (Details) - Movement of ECL [Member]	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Movement of Expected Credit Losses [Line Items]
Balance at beginning	RM 743,860		RM 86,682	RM 82,597
Reversal of expected credit loss on trade receivables	(342,284)		657,178	4,085
Balance at ending	401,576	$ 95,032	743,860	86,682
Balance at ending (in Dollars)	RM 401,576		RM 743,860	RM 86,682